Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,750,000
Proposed Maximum Offering Price per Unit	1.485
Maximum Aggregate Offering Price	$ 2,598,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 358.89
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of common stock, par value $0.001 per share ("Common Stock"), of the Registrant registered hereunder includes an indeterminable number of shares of Common Stock that become issuable by reason of any share dividend, share split or other similar transaction. (2) Represents 1,750,000 additional shares of Common Stock issuable under the Fate Therapeutics, Inc. Amended and Restated Inducement Equity Plan, as approved by the Board of Directors of the Registrant on October 13, 2025. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act on the basis of the average of the high and low sales prices of Common Stock as reported on the Nasdaq Global Market on October 15, 2025.